Unearned Rebates	12 Months Ended
Dec. 31, 2025
Disclosure of Unearned Rebates [Abstract]
Unearned Rebates
18.	UNEARNED REBATES
In connection with a 2019 acquisition, the Company recognized prepaid rebates received from a trading partner of $7,500. These rebates have been deferred as unearned rebates. Under the terms of this agreement, the Company will amortize the unearned rebate on a straight line basis over a term of 12 years, as a reduction of cost of sales.
The Company is obliged to purchase the suppliers’ products on an exclusive basis over this term. In exchange for this exclusive arrangement, and subject to certain conditions, the trading partners are required to continue to price their products competitively to the Company. Termination of the arrangement by the Company, the occurrence of an event of default or a change in control, as defined by the agreement, require the Company to repay all unamortized balances and all other amounts as outlined within the agreement.
At December 31, 2025, the Company has unearned rebates of $3,349 (2024 – $3,964).